Related Party Transactions Disclosure (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 30, 2023	Dec. 31, 2020	Sep. 02, 2011
Interest expense	$ 157,458	$ 1,095,233
Loan from Jonathan Foltz, Feb 10, 2021
Loan payable principal	117,495				$ 81,534
Loans from Nationwide, Feb 10, 2021
Loan payable principal	628,187				608,500
Accrued interest payable	97,406				77,718
Chief Executive Officer
Due to Officers	$ 261,810				142,854
Interest rate annual	5.00%
Interest expense	$ 6,581		$ 2,845
Proceeds from related party debt	144,500		190,000
Repayment of related party debt	32,125		$ 192,493
Base salary - officer				$ 250,000		$ 175,000
Annual salary increase percentage			3.00%	3.00%
Preferred shares issued - officer				24			51
Advances received - officer			$ 100,000
Advances repaid - officer			$ 126,523
Deferred compensation - officer	$ 349,264				$ 319,640